Summary of Significant Accounting Policies - Summary Of Contract with customer, contract asset, contract liability, and receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Balance at January 1	$ 1,100	$ 1,830
Addition of deferred revenue	0	3,113
Recognition of revenue	(1,100)	(3,843)
Balance at December 31	$ 0	$ 1,100